Subsequent Events (Details) - USD ($)				6 Months Ended		12 Months Ended
	Mar. 13, 2024	Feb. 01, 2024	Dec. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Apr. 01, 2024	Jan. 29, 2024
Subsequent Events [Line Items]
Stockholders elected to redeem common stock			1,625,876
Funds due and payable (in Dollars)			$ 17,834,235			$ 17,834,235
Aggregate gross proceeds (in Dollars)	$ 3,850,000			$ (262,064)
Aggregate units						123,500
Price per unit (in Dollars per share)				$ 0.0001		$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)								$ 1
Underwriters' fees (in Dollars)		$ 2,200,000
Principal amount (in Dollars)							$ 183,333
Aggregate gross proceeds (in Dollars)	$ 3,850,000
Price per unit (in Dollars per share)						$ 0.0001
Number of shares						1
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares						2
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Events [Line Items]
Number of shares						1
Solidion Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares						1
Common Stock [Member]
Subsequent Events [Line Items]
Price per unit (in Dollars per share)				$ 0.0001
Number of shares				87,100,341	69,800,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares						1
Common Stock [Member] | Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares						1
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate units						5,133,332
Purchase price per unit (in Dollars per share)						$ 0.75